Risk management - Spain Foreclosed properties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets foreclosed
Loans and advances to customers	€ 848,915.0	€ 790,470.0	€ 790,848.0
Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	4,592.0
Changes in property loans
Gross additions	1.4	1.3	1.7
Disposals	(1.9)	(1.3)	(1.1)
Difference	(0.5)		0.6
Foreclosed properties | Spain | Blackstone Fund
Assets foreclosed
Loans and advances to customers	5,944.0
Gross carrying amount | Spain
Assets foreclosed
Loans and advances to customers	227,446.0	€ 161,372.0	€ 167,856.0
Gross carrying amount | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	9,711.0
Gross carrying amount | Foreclosed properties | Spain | Blackstone Fund
Assets foreclosed
Loans and advances to customers	16,134.0
Impairment losses | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	5,119.0
Impairment losses since time of foreclosure | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	2,776.0
Construction and property development | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	2,954.0
Construction and property development | Gross carrying amount | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	6,775.0
Construction and property development | Impairment losses | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	3,821.0
Construction and property development | Impairment losses since time of foreclosure | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	2,343.0
Completed buildings | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	1,011.0
Completed buildings | Foreclosed properties | Residential loans | Spain
Assets foreclosed
Loans and advances to customers	545.0
Completed buildings | Foreclosed properties | Other purposes | Spain
Assets foreclosed
Loans and advances to customers	466.0
Completed buildings | Gross carrying amount | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	1,953.0
Completed buildings | Gross carrying amount | Foreclosed properties | Residential loans | Spain
Assets foreclosed
Loans and advances to customers	991.0
Completed buildings | Gross carrying amount | Foreclosed properties | Other purposes | Spain
Assets foreclosed
Loans and advances to customers	962.0
Completed buildings | Impairment losses | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	942.0
Completed buildings | Impairment losses | Foreclosed properties | Residential loans | Spain
Assets foreclosed
Loans and advances to customers	446.0
Completed buildings | Impairment losses | Foreclosed properties | Other purposes | Spain
Assets foreclosed
Loans and advances to customers	496.0
Completed buildings | Impairment losses since time of foreclosure | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	781.0
Completed buildings | Impairment losses since time of foreclosure | Foreclosed properties | Residential loans | Spain
Assets foreclosed
Loans and advances to customers	311.0
Completed buildings | Impairment losses since time of foreclosure | Foreclosed properties | Other purposes | Spain
Assets foreclosed
Loans and advances to customers	470.0
Buildings and other constructions under construction | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	255.0
Buildings and other constructions under construction | Foreclosed properties | Residential loans | Spain
Assets foreclosed
Loans and advances to customers	254.0
Buildings and other constructions under construction | Foreclosed properties | Other purposes | Spain
Assets foreclosed
Loans and advances to customers	1.0
Buildings and other constructions under construction | Gross carrying amount | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	406.0
Buildings and other constructions under construction | Gross carrying amount | Foreclosed properties | Residential loans | Spain
Assets foreclosed
Loans and advances to customers	405.0
Buildings and other constructions under construction | Gross carrying amount | Foreclosed properties | Other purposes | Spain
Assets foreclosed
Loans and advances to customers	1.0
Buildings and other constructions under construction | Impairment losses | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	151.0
Buildings and other constructions under construction | Impairment losses | Foreclosed properties | Residential loans | Spain
Assets foreclosed
Loans and advances to customers	151.0
Buildings and other constructions under construction | Impairment losses since time of foreclosure | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	51.0
Buildings and other constructions under construction | Impairment losses since time of foreclosure | Foreclosed properties | Residential loans | Spain
Assets foreclosed
Loans and advances to customers	51.0
Land | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	1,688.0
Land | Foreclosed properties | Developed consolidated land | Spain
Assets foreclosed
Loans and advances to customers	527.0
Land | Foreclosed properties | Other land | Spain
Assets foreclosed
Loans and advances to customers	1,161.0
Land | Gross carrying amount | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	4,416.0
Land | Gross carrying amount | Foreclosed properties | Developed consolidated land | Spain
Assets foreclosed
Loans and advances to customers	1,406.0
Land | Gross carrying amount | Foreclosed properties | Other land | Spain
Assets foreclosed
Loans and advances to customers	3,010.0
Land | Impairment losses | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	2,728.0
Land | Impairment losses | Foreclosed properties | Developed consolidated land | Spain
Assets foreclosed
Loans and advances to customers	879.0
Land | Impairment losses | Foreclosed properties | Other land | Spain
Assets foreclosed
Loans and advances to customers	1,849.0
Land | Impairment losses since time of foreclosure | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	1,511.0
Land | Impairment losses since time of foreclosure | Foreclosed properties | Developed consolidated land | Spain
Assets foreclosed
Loans and advances to customers	287.0
Land | Impairment losses since time of foreclosure | Foreclosed properties | Other land | Spain
Assets foreclosed
Loans and advances to customers	1,224.0
Home purchase loans | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	961.0
Home purchase loans | Gross carrying amount | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	1,824.0
Home purchase loans | Impairment losses | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	863.0
Home purchase loans | Impairment losses since time of foreclosure | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	379.0
Other loans | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	677.0
Other loans | Gross carrying amount | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	1,112.0
Other loans | Impairment losses | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	435.0
Other loans | Impairment losses since time of foreclosure | Foreclosed properties | Spain
Assets foreclosed
Loans and advances to customers	€ 54.0